Stockholders' equity	12 Months Ended
Dec. 31, 2021
Stockholders' equity
Stockholders' equity

21.Stockholders’ equity

Stockholders’ equity as of December 31, 2021, January 3, 2021, and December 31, 2019, by number of shares, is as follows:

	Betterware de	Betterware de México, S.A.P.I. de C.V.
	México, S.A.P.I. de	and BLSM Latino America Servicios,
	C.V.	S.A. de C.V. (1)
	As of December 31,	As of January 03,	As of December 31,
	2021	2021	2019

Fixed capital	10,000	10,000	10,000
Variable capital	37,306,546	36,574,968	8,687,317
	37,316,546	36,584,968	8,697,317
(1)	As of December 31, 2019, for the period ended December 31, 2019, the Group presented combined financial statements including Betterware and BLSM as they were entities under common control. The Group previously prepared combined statements of changes in net parent investment when all periods presented represented the combined results of both entities. As a result of the merger in March 2020, which resulted in BLSM becoming a wholly owned subsidiary of Betterware and the issuance of shares to the existing shareholders of such entities, the Group now prepares consolidated financial statements as of such date. The Group has therefore presented a combined statement of changes in stockholders’ equity for the period ended December 31, 2019, (presenting the net parent investment gross by including contributed capital and retained earnings, rather than net as presented in prior periods), as management believes it is a preferable presentation for comparability purposes with the existing share structure and presentation applicable to the consolidated financial statements as of December 31, 2021, and January 3, 2021, and for the periods ended December 31, 2021, and January 3, 2021.

The capital stock is represented by fully subscribed and paid common shares with no par value, with the exception of fixed capital, for which the par value per share is Ps. 10. The variable capital stock is unlimited. As of December 31, 2021 and January 3, 2021 the Company had 283,403 and 1,015,072 treasury shares.

2021

During the ordinary shareholders’ meeting held on February 18, 2021, a reclassification of Ps.876,518 from share premium account to retained earnings was approved.

On June 21, 2021, the Group issued 731,669 treasury shares in favor to Campalier, related to the long-term incentive plan based on shares with the Executive Chairman of the Board, agreed between shareholders on August 15, 2019 and modified on June 30, 2020.

2020

On March 10, 2020, DD3 was merged into Betterware. Due to the merger, which resulted in the Company increased its variable capital by issuing shares to the previous shareholders of DD3 by Ps.181,865, less issuance costs of Ps.16,736. On the same date, a liability of Ps. 55,810 for the fair value of the assumed warrants obligation was recognized.

On October 2, 2020, the Ordinary Shareholders’ Meeting approved an increase in the Company’s variable capital by an amount of Ps. 89,235, due to the cash exercise of 352,256 warrants, equivalent to 352,256 shares.

On November 9, 2020, the Ordinary Shareholders’ Meeting approved an increase in the Company’s variable capital by an amount of Ps. 27,183, due to the cash exercise of 109,874 warrants, equivalent to 109,874 shares.

On November 9, 2020, the Ordinary Shareholders’ Meeting approved an increase in the Company’s share premium by an amount of Ps. 860,571, due to the cashless exercise of 3,520,489 warrants as of such date and as part of the redemption (see Note 1.f), equivalent to 1,301,293 shares.

On December 14, 2020, the Ordinary Shareholders’ Meeting approved the merger of Promotora Forteza (a commonly controlled entity) into Betterware. As part of the merger stockholders’ equity increased Ps. 4,724.

As of January 3, 2021, and as a result of the exercise of the purchase option of units by its holders (see Note 18.2) and the share-based payments granted to certain directors and executives (see Note 22), the total capital increase in share premium amounted Ps. 909,428.

Dividends

2021

On February 18, 2021, the General Shareholders' Meeting approved a payment of dividends from retained earnings in the amount of Ps.350,000, which were paid in cash on March 4, 2021. Part of this amount (Ps.180,489) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.57.

On May 12, 2021, the General Shareholders' Meeting approved a payment of dividends from retained earnings in the amount of Ps.350,000, which were paid in cash on May 20, 2021. Part of this amount (Ps.180,489) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.57.

On August 13, 2021, the General Shareholders' Meeting approved a payment of dividends from retained earnings in the amount of Ps.350,000, which were paid in cash on August 19, 2021. Part of this amount (Ps.183,812) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.38.

On October 29, 2021, the General Shareholders' Meeting approved a payment of dividends in the amount of Ps.350,000, which were paid in cash on November 4, 2021. Part of this amount (Ps.183,812) was paid to Campalier based on its shareholding. The dividend per share was Ps.9.38.

2020

On January 10, 2020, the General Shareholders’ Meeting approved a payment of dividends from retained earnings in the amount of Ps. 70,000, which were paid in cash on January 10, 2020. Part of this amount (Ps. 42,739) was paid to Campalier based on its shareholding. The dividend per share was Ps. 2.32.

On May 8, 2020, the General Shareholders’ Meeting approved a payment of dividends on account of the profits to be generated in the fiscal year 2020 in the amount of Ps. 100,000, which were paid in cash on May 28, 2020. Part of this amount (Ps. 53,522) was paid to Campalier based on its shareholding. The dividend per share was Ps. 2.90.

On August 17, 2020, the Ordinary General Shareholders’ Meeting approved a payment of dividends on account of the profits to be generated in fiscal year 2020 in the amount of Ps. 330,000, which were paid in cash on August 20, 2020. Part of this amount (Ps. 176,621) was paid to Campalier based on their shareholding. The dividend per share was Ps. 9.27.

On November 9, 2020, the Ordinary General Shareholders’ Meeting approved a payment of dividends on account of the profits to be generated in the fiscal year 2020 in the amount of Ps. 330,000, which were paid in cash on November 19, 2020. Part of this amount (Ps. 168,136) was paid to Campalier based on their shareholding. The dividend per share was Ps. 9.11.

2019

On May 29, 2019, the Ordinary General Shareholders’ Meeting approved dividends payment from retained earnings for an amount of Ps. 128,000 which were paid in cash. Part of this amount (Ps. 78,151) was paid to Campalier based on its equity interest.

On October 8, 2019, the Ordinary General Shareholders’ Meeting approved dividends payment from retained earnings for an amount of Ps. 150,000 which were paid in cash. Part of this amount (Ps. 91,583) was paid to Campalier based on its equity interest.

Legal reserve

Retained earnings include the statutory legal reserve. The Mexican General Corporate Law requires that at least 5% of net income of the year be transferred to the legal reserve until the reserve equals 20% of common stock at par value (historical pesos). The legal reserve may be capitalized but may not be distributed unless the Group is dissolved. The legal reserve must be replenished if it is reduced for any reason. As of December 31, 2021, January 3, 2021, and December 31, 2019, the legal reserve, in pesos, was Ps. 10,679. Ps. 10,679, and Ps. 10,370, respectively and it is included in retained earnings.